UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013 [1]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Total revenues	$ 123,634	$ 112,655	$ 102,822	$ 123,286	$ 120,288	$ 102,374	$ 108,566	$ 94,320	$ 462,397	$ 425,548	$ 360,634
Net income	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ 17,314	$ 13,471	$ 21,746	$ 7,653	$ 22,798	$ 60,184	$ 53,940
Earnings per share - Basic (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	$ 1.55
Earnings per share - Diluted (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	$ 1.55

[1]	As restated